Income Taxes - Schedule of Gross Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Temporary Difference Unused Tax Losses And Other Temporary Differences [Line Items]
Unrecognized deferred tax assets	$ 14,249	$ 4,806	$ 1,140
Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Other Temporary Differences [Line Items]
Unrecognized deferred tax assets	1,191	174	139
Other
Disclosure Of Temporary Difference Unused Tax Losses And Other Temporary Differences [Line Items]
Unrecognized deferred tax assets	11,914	4,484	$ 976
Unrecognized Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Other Temporary Differences [Line Items]
Unrecognized deferred tax assets	1,702,516	1,313,413
Unrecognized Deferred Tax Assets | Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Other Temporary Differences [Line Items]
Unrecognized deferred tax assets	1,619,702	1,293,846
Unrecognized Deferred Tax Assets | Other
Disclosure Of Temporary Difference Unused Tax Losses And Other Temporary Differences [Line Items]
Unrecognized deferred tax assets	$ 82,814	$ 19,567